Interim Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Shares Subscribed [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 12,257	$ 88,645		$ (478,110)	$ (377,208)
Balance, shares at Dec. 31, 2017	12,257,565
Debt converted to common shares: Converted at $0.01 per share	$ 2,500	22,500			20,000
Debt converted to common shares: Converted at $0.01 per share, shares	2,500,000
Debt converted to common shares: Converted at $0.005 per share	$ 2,000	8,000			25,000
Debt converted to common shares: Converted at $0.005 per share, shares	2,000,000
Shares subscribed at $0.10 per share			30,000
Net loss for the period				(53,906)	(53,906)
Balance at Dec. 31, 2018	$ 16,757	119,145	30,000	(532,016)	(366,114)
Balance, shares at Dec. 31, 2018	16,757,565
Shares subscribed at $0.05 per share			20,000		20,000
Shares subscribed at $0.05 per share			30,000		30,000
Net loss for the period				(10,602)	(10,602)
Balance at Mar. 31, 2019	$ 16,757	119,145	80,000	(542,618)	(326,716)
Balance, shares at Mar. 31, 2019	16,757,565
Balance at Dec. 31, 2018	$ 16,757	119,145	30,000	(532,016)	(366,114)
Balance, shares at Dec. 31, 2018	16,757,565
Net loss for the period					(19,800)
Balance at Jun. 30, 2019	$ 16,757	119,145	80,000	(551,816)	(335,914)
Balance, shares at Jun. 30, 2019	16,757,565
Balance at Dec. 31, 2018	$ 16,757	119,145	30,000	(532,016)	(366,114)
Balance, shares at Dec. 31, 2018	16,757,565
Common shares issued for cash: Shares issued at $0.05 per share	$ 1,000	49,000			50,000
Common shares issued for cash: Shares issued at $0.05 per share, shares	1,000,000
Common shares issued for cash: Shares issued at $0.10 per share	$ 300	29,700	(30,000)
Common shares issued for cash: Shares issued at $0.10 per share, shares	300,000
Net loss for the period				(42,263)	(42,263)
Balance at Dec. 31, 2019	$ 18,057	197,845		(574,279)	(358,377)
Balance, shares at Dec. 31, 2019	18,057,565
Balance at Mar. 31, 2019	$ 16,757	119,145	80,000	(542,618)	(326,716)
Balance, shares at Mar. 31, 2019	16,757,565
Net loss for the period				(9,198)	(9,198)
Balance at Jun. 30, 2019	$ 16,757	119,145	80,000	(551,816)	(335,914)
Balance, shares at Jun. 30, 2019	16,757,565
Balance at Dec. 31, 2019	$ 18,057	197,845		(574,279)	(358,377)
Balance, shares at Dec. 31, 2019	18,057,565
Net loss for the period				(7,109)	(7,109)
Balance at Mar. 31, 2020	$ 18,057	197,845		(581,388)	(365,486)
Balance, shares at Mar. 31, 2020	18,057,565
Balance at Dec. 31, 2019	$ 18,057	197,845		(574,279)	(358,377)
Balance, shares at Dec. 31, 2019	18,057,565
Net loss for the period					(18,189)
Balance at Jun. 30, 2020	$ 18,057	197,845		(592,468)	(376,566)
Balance, shares at Jun. 30, 2020	18,057,565
Balance at Mar. 31, 2020	$ 18,057	197,845		(581,388)	(365,486)
Balance, shares at Mar. 31, 2020	18,057,565
Net loss for the period				(11,080)	(11,080)
Balance at Jun. 30, 2020	$ 18,057	$ 197,845		$ (592,468)	$ (376,566)
Balance, shares at Jun. 30, 2020	18,057,565